As filed with the Securities and Exchange Commission on August 29, 2005


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21649

                         INSTITUTIONAL LIQUIDITY TRUST
                         -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                         Institutional Liquidity Trust
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180

                             Arthur Delibert, Esq.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                        1800 Massachusetts Avenue, N.W.
                          Washington, D.C. 20036-1221
                  (Names and Addresses of agents for service)

Date of fiscal year end:   March 31, 2005
Date of Reporting Period:  July 1, 2004 to June 30, 2005

    Form N-PX is to be used by a registered investment management company, other than a small business investment company registered on Form N-5 (s.s. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities of Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

ITEM 1. PROXY VOTING RECORD.

INSTITUTIONAL LIQUIDITY PORTFOLIO

No Proxies Received from date of inception to June 30, 2005.


PRIME PORTFOLIO

No Proxies Received from date of inception to June 30, 2005.

                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Institutional Liquidity Trust

By: /s/Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: August 23, 2005